Submission	Mar. 03, 2026
Submission [Line Items]
Central Index Key	0001894562
Registrant Name	Prime Medicine, Inc.
Registration File Number	333-291348
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A